Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets

10.	Goodwill and Other Intangible Assets

A. Goodwill

The components and changes in the carrying amount of goodwill follow:

(MILLIONS OF DOLLARS)	PRIMARY CARE	SPECIALTY CARE AND ONCOLOGY	ESTABLISHED PRODUCTS AND EMERGING MARKETS	ANIMAL HEALTH AND CONSUMER HEALTHCARE	NUTRITION	OTHER(a)	TOTAL

Balance, January 1, 2010(b)	$3,272	$ 9,010	$ 9,883	$ 154	$ —	$ 20,038	$42,357
Additions(c)	11	29	32	19	—	2,163	2,254
Other(d)	(71)	(195)	(214)	(14)	—	(189)	(683)
Allocation of other goodwill	2,838	7,815	8,573	2,290	496	(22,012)	—

Balance, December 31, 2010(b)	6,050	16,659	18,274	2,449	496	—	43,928
Additions(e)	129	300	321	55	—	—	805
Other(d)	50	138	151	(7)	2	—	334

Balance, December 31, 2011	$6,229	$17,097	$18,746	$2,497	$498	$ —	$45,067

(a)

The Other goodwill related to our acquisition of Wyeth and was unallocated and subject to change until we completed the recording of the assets acquired and liabilities assumed (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).

(b)

Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.

(c)

Primarily reflects the impact of measurement period adjustments related to Wyeth (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of Wyeth).

(d)	Primarily reflects the impact of foreign exchange.
(e)	Primarily reflects the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.).

B. Other Intangible Assets

The components of identifiable intangible assets follow:

	AS OF DECEMBER 31,
	2011			2010
(MILLIONS OF DOLLARS)	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	IDENTIFIABLE INTANGIBLE ASSETS, LESS ACCUMULATED AMORTIZATION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	IDENTIFIABLE INTANGIBLE ASSETS, LESS ACCUMULATED AMORTIZATION
Finite-lived intangible assets:
Developed technology rights(a)	$73,088	$(32,013)	$41,075	$68,432	$(26,223)	$42,209
Brands	1,678	(687)	991	1,626	(607)	1,019
License agreements	425	(215)	210	637	(248)	389
Other	623	(362)	261	533	(324)	209
Total finite-lived intangible assets	75,814	(33,277)	42,537	71,228	(27,402)	43,826
Indefinite-lived intangible assets:
Brands	10,027	—	10,027	10,219	—	10,219
In-process research and development(a)	1,197	—	1,197	3,438	—	3,438
Trademarks	72	—	72	72	—	72
Total indefinite-lived intangible assets	11,296	—	11,296	13,729	—	13,729
Total identifiable intangible assets(b)	$87,110	$(33,277)	$53,833	$84,957	$(27,402)	$57,555

(a)

In the fourth quarter of 2011, Prevenar 13 Adult and Vyndaqel (tafamidis meglumine) received regulatory approval in a major market, and as a result, we reclassified these assets, with a combined book value of approximately $2.3 billion, from IPR&D to Developed Technology Rights and began to amortize the assets.

(b)

The decrease is primarily related to amortization and impairment charges (see Note 4. Other Deductions—Net), partially offset by assets acquired as part of the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.) and the impact of foreign exchange.

At December 31, 2011, our identifiable intangible assets are associated with the following, as a percentage of identifiable intangible assets, less accumulated amortization:

•	Developed technology rights: Specialty Care (64%); Established Products (17%); Primary Care (15%); Animal Health (2%); Oncology (1%); and Nutrition (1%)

•	Brands, finite-lived: Consumer Healthcare (57%); Established Products (29%); and Animal Health (14%)

•	Brands, indefinite-lived: Consumer Healthcare (51%); Established Products (26%); and Nutrition (23%)

•	IPR&D: Worldwide Research and Development (57%); Specialty Care (14%); Primary Care (14%); Established Products (8%); Oncology (5%); and Animal Health (2%)

There are no percentages for our Emerging Markets business unit as it is a geographic-area unit, not a product-based unit. The carrying value of the assets associated with our Emerging Markets business unit is included within the assets associated with the other four biopharmaceutical business units.

For information about intangible asset impairments, see Note 4. Other Deductions––Net.

Developed Technology Rights

Developed technology rights represent the amortized cost associated with developed technology, which has been acquired from third parties and which can include the right to develop, use, market, sell and/or offer for sale the product, compounds and intellectual property that we have acquired with respect to products, compounds and/or processes that have been completed. We possess a well-diversified portfolio of hundreds of developed technology rights across therapeutic categories, primarily representing the commercialized products included in our five biopharmaceutical business units. Virtually all of these assets were acquired in connection with our Wyeth acquisition in 2009 and our Pharmacia acquisition in 2003. The more significant components of developed technology rights are the following (in order of significance): Prevnar 13/Prevenar 13 Infant and Enbrel and, to a lesser extent, Premarin, Prevnar 13/Prevenar 13 Adult, Effexor, Celebrex, Pristiq, Tygacil, BMP-2, BeneFIX, Refacto AF and Genotropin. Also included in this category are the post-approval milestone payments made under our alliance agreements for certain biopharmaceutical products, such as Rebif and Spiriva.

Brands

Brands represent the amortized or unamortized cost associated with tradenames and know-how, as the products themselves do not receive patent protection. Most of these assets are associated with our Consumer Healthcare and Nutrition business units. Virtually all of these assets were acquired in connection with our Wyeth acquisition in 2009 and our Pharmacia acquisition in 2003. The more significant components of indefinite-lived brands are the following (in order of significance): Advil, Xanax, Centrum, Medrol, 1st Age Nutrition and 2nd Age Nutrition. The more significant components of finite-lived brands are the following (in order of significance): Depo-Provera, Advil Cold and Sinus, and Dimetapp.

In-Process Research and Development

IPR&D assets represent research and development assets that have not yet received regulatory approval in a major market. The majority of these IPR&D assets were acquired in connection with our acquisition of Wyeth. The more significant components of IPR&D are a treatment for skin fibrosis and a program for the treatment of rheumatoid arthritis.

IPR&D assets are required to be classified as indefinite-lived assets until the successful completion or the abandonment of the associated research and development effort. Accordingly, during the development period after the date of acquisition, these assets will not be amortized until approval is obtained in a major market, typically either the U.S. or the EU, or in a series of other countries, subject to certain specified conditions and management judgment. At that time, we will determine the useful life of the asset, reclassify the asset out of in-process research and development and begin amortization. If the associated research and development effort is abandoned, the related IPR&D assets will likely be written-off, and we will record an impairment charge.

•	On December 30, 2011, the FDA approved the Company’s 13-valent pneumococcal conjugate vaccine, Prevenar 13, for active immunization for the prevention of pneumonia and invasive disease caused by the 13 Streptococcus pnueumoniae serotypes contained in the vaccine in adults age 50 years and older. On October 25, 2011, the European Commission approved Prevenar 13 for active immunization for the prevention of vaccine-type invasive disease caused by Streptococcus pneumoniae in adults age 50 years and older.

•	In November, 2011, FoldRx’s lead product candidate, Vyndaqel (tafamidis meglumine), was approved in the EU and our new drug application was accepted for review in the U.S. in February 2012. This product is a first-in-class oral therapy for the treatment of transthyretin familial amyloid polyneuropathy (TTR-FAP), a progressively fatal genetic neurodegenerative disease, for which liver transplant is the only treatment option currently available.

As these compounds were approved in a major market, we reclassified the associated assets with a combined book value of approximately $2.3 billion from IPR&D to Developed Technology Rights and began to amortize those assets.

For information about impairments of IPR&D assets, see Note 4. Other Deductions––Net.

For IPR&D assets, the risk of failure is significant and there can be no certainty that these assets ultimately will yield a successful product. The nature of the biopharmaceutical business is high-risk and, as such, we expect that many of these IPR&D assets will become impaired and be written off at some time in the future.

Amortization

The weighted-average life of both our total finite-lived intangible assets and the largest component, Developed technology rights, is approximately 11 years. Total amortization expense for finite-lived intangible assets was $5.8 billion in 2011, $5.5 billion in 2010 and $3.0 billion in 2009.

The annual amortization expense expected for the years 2012 through 2016 follows:

(MILLIONS OF DOLLARS)	2012	2013	2014	2015	2016
Amortization expense	$5,350	$4,856	$4,150	$3,741	$3,494